MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Schedule of Marketable Securities
The following table sets forth the Company’s marketable securities for the indicated period:

	December 31,
	2018	2019
Level 2 securities:
U.S government and agency bonds	$7,933	$2,499
Canada government bonds	1,009	999
Other foreign government bonds	5,259	3,521
Corporate bonds*	42,461	33,947
Total	$56,662	$40,966

* Investments in Corporate bonds rated A or higher.

Summary of Changes in Fair Value of Marketable Securities
The table below sets forth a summary of the changes in the fair value of the Company’s marketable securities for the years ended December 31, 2018 and 2019:

	December 31,
	2018	2019
Balance at beginning of the year	$-	$56,662
Additions	71,783	38,702
Sale or maturity	(15,092)	(54,333)
Changes in fair value during the year	(29)	(65)
Balance at end of the year	$56,662	$40,966

Schedule of Debt Securities	As of December 31, 2019, the Company’s debt securities had the following maturity dates:
Market value
December 31,
2019
Due within one year	$37,698
1 to 2 years	3,268
Total	$40,966